UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [X]; Amendment Number: _1___
  This Amendment (Check only one.): [ ] is a restatement.
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Ursus Capital Management, L.L.C.
Address:    156 West 56th Street, 16th Floor
            New York, New York 10019


13F File Number:  28-10045

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Stephanie Guilpin
Title:      Secretary
Phone:      (212) 541-8200

Signature, Place, and Date of Signing:

 /s/ Stephanie Guilpin
--------------------------     ---------------------------    ---------------
    Stephanie Guilpin              New York, New York             5/23/03

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            NONE

Form 13F Information Table Entry Total:       4

Form 13F Information Table Value Total:      $594.0
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

Column 1                         Column 2         Column 3   Column 4  Column 5           Column 6Column 7 Column 8
-------------------------------  --------------   ---------  --------- --------   --- ----- ------- -------- ---- ------ ----
                                                              Value    SHRS/      SH/ PUT/  INVSTMT OTHER    Voting Authority
NAME OF ISSUER                   Title of Class   CUSIP      (x $1000) PRN AMT    PRN CALL  DSCRETN MANAGERS SOLE SHARED NONE
-------------------------------  --------------   ---------  --------- --------   --- ----- ------- -------- ---- ------ ----
CYGNUS INC                       COMMON           232560102   92      270000  	  SH   N/A   Sole    None    X
ENDOCARE INC                     COMMON           29264P104   379     151500  	  SH   N/A   Sole    None    X
MOLECULAR DEVICES CORP           COMMON           60851C107   91      7500    	  SH   N/A   Sole    None    X
TANOX INC                        COMMON           87588Q109   32      2500    	  SH   N/A   Sole    None    X
                                                              594